Share Capital - Authorized capital (Details)	9 Months Ended
Mar. 31, 2023 CAD ($) shares
Share Capital
Number of common shares issued for exercise of stock options (in shares) | shares	5,750,000
Amount received from exercise of stock options	$ 5,257,000
Amount transferred from contributed surplus to share capital	$ 2,967,430